Summary of Significant Accounting Policies (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares	Sep. 30, 2020 USD ($) $ / shares	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Summary of Significant Accounting Policies (Details) [Line Items]
Cash and Cash Equivalents, at Carrying Value | $	$ 441,506	$ 64,789	$ 101,660	$ 83,245	$ 1,304
Construction in Progress, Gross | $	297,097	$ 417,082		$ 0
Capital Expenditures Incurred but Not yet Paid | $	$ 3,000,000
Share Price (in Dollars per share) | $ / shares	$ 0.28		$ 0.04
Derivative Assumption, Variable Note Discount Rates		- For the variable rate Notes (30%, 39% or 45% discount), the Holder would convert with effective discount rates of 35.95% to 56.00% (based on the lookback terms).
Minimum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Share Price (in Dollars per share) | $ / shares		$ 0.0198
Minimum [Member] | Measurement Input, Option Volatility [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Embedded Derivative Liability, Measurement Input		1.356
Maximum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Share Price (in Dollars per share) | $ / shares		$ 0.0425
Maximum [Member] | Measurement Input, Option Volatility [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Embedded Derivative Liability, Measurement Input		2.20